BALANCE FROM CONTRACTS WITH CUSTOMERS - Net Contract Assets (Liabilities) (Details) - CAD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Revenue [abstract]
Contract assets - current	$ 485.3	$ 482.2
Contract assets - non-current (Note 17)	37.3	38.8
Contract liabilities - current	(1,086.9)	(1,001.6)
Contract liabilities - non-current (Note 22)	(144.0)	(126.8)
Net contract liabilities	$ (708.3)	$ (607.4)